Lease obligations (Details 4) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Operating lease cost | $	$ 193
Short-term lease cost | $	153
Total lease cost | $	$ 346
ZHEJIANG TIANLAN
Amortization of right-of-use assets | ¥		¥ 10,001
Interest on lease liabilities included under cost of revenue and selling and administrative expenses | ¥		2,214
Total lease cost | ¥		¥ 12,215